Lease liability	12 Months Ended
Dec. 31, 2025
Lease liability
Lease liability

8.Lease liability

Carrying
Value
Balance, December 31, 2023	$174,340
Repayments	(41,532)
Accretion	25,724
Balance, December 31, 2024	$158,532
Repayments	(55,376)
Accretion	22,367
Balance, December 31, 2025	$125,523
Current portion	38,347
Long-term portion	$87,176